Loss per share	6 Months Ended
Jun. 30, 2026
Loss per share
Loss per share

25. Loss per share

Basic profit or loss per share is calculated by dividing the profit or loss attributable to equity holders of the Company by the weighted average number of shares in issue during the period excluding treasury shares. Diluted loss per share and diluted profit per share including a loss from continuing operations are calculated excluding our options and warrants as they would be antidilutive and our treasury shares.

	For the three months		For the six months
	ended June 30,		ended June 30,
	2026	2025	2026	2025
Net loss from continuing operations	(1,744,679)	(1,958,912)	(3,456,418)	(3,431,775)
Net profit from discontinued operations	—	117,747	—	117,747
Net loss attributable to equity holders of the company	(1,744,679)	(1,841,165)	(3,456,418)	(3,314,028)
Weighted average number of shares in issue	122,592,940	100,523,234	120,977,878	99,440,314
Basic and diluted loss per share	(0.01)	(0.02)	(0.03)	(0.03)
From continuing operations	(0.01)	(0.02)	(0.03)	(0.03)
From discontinued operations	—	—	—	—

The Company has three categories of dilutive potential shares: treasury shares, share options and warrants which have been ignored in the calculation of the loss per share for the three-month and six-month periods ended June 30, 2026, and 2025.